Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Reconciliation of the Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Effective Tax Rate [Abstract]
Profit (loss) before tax	€ (97,467)	€ (58,221)	€ (16,335)
Tax using the applicable tax rate	29,074	17,161	4,815
Tax effect of:
Difference in tax rates	(4,974)	(1,348)	(525)
Non-deductible expenses	(287)	(585)	(130)
Non-taxable income	207	1,291	344
Additions for tax purposes		362	(84)
Non-recognition of deferred tax on loss carry forward and temporary differences	(2,728)	(10,594)	(6,738)
True up on deferred taxes from prior year	700	(18)	527
Permanent differences	(22,483)	(3,130)	(795)
Others		2	14
Taxes on income	€ (491)	€ 3,141	€ (2,572)